Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue Recognition [Abstract]
REVENUE RECOGNITION

4.      REVENUE RECOGNITION

Revenue Recognition

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are generally recognized upon the transfer of control of promised products or services provided to customers, reflecting the amount of consideration the Company expects to receive for those products or services. The Company enters into contracts that can include various products or services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Company derives its revenue primarily from the following performance obligations: (1) hosted services, (2) professional services, (3) monetization, and (4) licensing. Revenue is reported net of applicable sales and use taxes that are passed through to customers.

The Company’s arrangements with customers may contain multiple obligations. Individual services are accounted for separately if they are distinct — that is, if a service is separately identifiable from other items in the contract and a customer can benefit from it in its own or with other resources that are readily available to the customer.

The Company has the following performance obligations in contracts with customers:

Hosted Services

Hosted services, along with non-distinct customization, integration, maintenance and support professional services, allow customers to access the Houndify platform over the contract period without taking possession of the software. The contract terms of hosted services range from one year to twenty years.

The Company has determined that the hosted services arrangements are a single performance obligation comprised of a series of distinct services, since each day of providing access to hosted services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided. These services are provided either on a usage basis (i.e., variable consideration) or on a fixed fee subscription basis. The Company recognizes revenue as each distinct service period is performed (i.e., recognized as incurred).

Hosted services generally include up-front services to develop and/or customize the Houndify application to each customer’s specification. Judgement is required to determine whether these professional services are distinct from the hosted services. In making this determination, factors such as the degree of integration, the customers’ ability to start using the software prior to customization, and the availability of these services from other independent vendors are considered.

In instances where the Company concluded that the up-front services are not distinct performance obligations, revenue for these activities is recognized over the period which the hosted services are provided and is included within hosted services revenue.

Professional Services

Revenue from distinct professional services, such as non-integrated development services, is either recognized over time based upon the progress towards completion of the project, or at a point in time at project completion. The Company assesses distinct professional services to determine whether the transfer of control is over-time or at a point in time. The Company considers three criteria in making their assessment, including (1) the customer simultaneously receives and consumes the benefits; (2) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (3) the Company’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. If none of the criteria are met, revenue is determined to be recognized at a point in time.

For distinct professional services determined to be recognized over-time, measuring the stage of completion of a project requires significant judgement and estimates, including actual efforts spent in relation to estimated total costs and percentage of completion based on input and output measures. During the three months ended September 30, 2022, $0.4 million of professional service revenue was recognized over time, with the remaining $0.3 million recognized at a point in time when the performance obligation was fulfilled and control of the service was transferred to the customer. During the nine months ended September 30, 2022, $1.2 million of professional service revenue was recognized over time, with the remaining $1.4 million recognized at a point in time when the performance obligation was fulfilled and control of the service was transferred to the customer.

Monetization

Monetization revenues are primarily derived from advertising payments associated with ad impressions placed on the SoundHound music identification application. The Company derives an immaterial amount of revenue from sales commissions earned from song purchases facilitated by the SoundHound app and App store fees paid for ads-free downloads of the SoundHound music identification app. The amount of revenue is based on actual monetization generated or usage, which represent a variable consideration with constrained estimates. Therefore, the Company recognizes the related revenues at a point in time when advertisements are placed, when commissions are paid or when the SoundHound application is downloaded. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as a principal or an agent in the transaction. The Company has determined that it does not act as the principal in monetization arrangements because it does not control the transfer of the service and it does not set the price. Based on these factors, the Company reports revenue on a net basis.

Licensing

The Company licenses voice solutions that are embedded in customer products. Licensing revenue is a distinct performance obligation that is recognized when control is transferred to the customer, which is at a point in time for non-customized solutions. Revenues generated from licensing is based on royalty models with a combination of minimum guarantees and per unit pricing. Royalty periods are generally subsequent to when control of the license passes to the customer. The Company records licensing revenue as a usage-based royalty from customers’ usage of intellectual property in the same period in which the underlying sale occurs. The Company provides assurance-type warranty services and to date, post-contract support has been an immaterial performance obligation within the context of the contract.

When a contract has multiple performance obligations, the transaction price is allocated to each performance obligation based on its relative estimated standalone selling price (“SSP”). Judgments are required to determine the SSP for each distinct performance obligation. SSP is determined by maximizing observable inputs from pricing of standalone sales, when possible. Since prices vary from customer to customer based on customer relationship, volume discount and contract type, in instances where the SSP is not directly observable, the Company estimates SSP by considering the following factors:

•        Costs of developing and supplying each performance obligation;

•        Industry standards;

•        Major product groupings; and

•        Gross margin objectives and pricing practices, such as contractually stated prices, discounts offered, and applicable price lists.

These factors may vary over time, depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors considered change or should future facts and circumstances lead the Company to consider additional factors, the Company’s best estimate of SSP may also change.

For the three and nine months ended September 30, 2022 and 2021, revenues under each performance obligation were as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Hosted services	$4,878	$3,170	$12,672	$9,680
Professional services	694	591	2,644	5,329
Monetization	225	267	652	1,037
Licensing	5,389	—	5,660	—
Total	$11,186	$4,028	$21,628	$16,046

For the three and nine months ended September 30, 2022 and 2021, the disaggregated revenue by geographic location was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
United States	$2,654	$1,283	$5,901	$3,586
Japan	925	921	2,775	2,875
Germany	1,070	817	2,897	7,034
France	650	506	2,947	899
Korea	5,751	320	6,403	1,180
Other	136	181	705	472
Total	$11,186	$4,028	$21,628	$16,046

For the three and nine months ended September 30, 2022 and 2021, the disaggregated revenue by recognition pattern was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Over time revenue	$5,251	$3,611	$13,852	$10,513
Point-in-time	5,935	417	7,776	5,533
Total	$11,186	$4,028	$21,628	$16,046

The Company also disaggregates revenue by service type. This disaggregation consists of Product Royalties, Service Subscriptions and Monetization. Product Royalties revenue is derived from Houndified Products, which are voice-enabled tangible products across the automotive and consumer electronics industries. Revenue from Product Royalties is based on volume, usage, or life of the products, which are driven by number of devices, users, or unit of time. Service Subscription revenue is generated through Houndified Services, which include customer services, food ordering, content, appointments, and voice commerce. Subscription revenue is derived from monthly fees based on usage-based revenue, revenue per query or revenue per user. Both Houndified Products and Houndified Services may include professional services that develop and customize the Houndify platform to fit customers’ specific needs. Revenue from Monetization is generated from the SoundHound music identification app and is primarily attributable to user ad impression revenue. For the three and nine months ended September 30, 2022 and 2021, the disaggregated revenue by service type was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Product royalties	$10,265	$3,380	$19,534	$13,833
Service subscriptions	696	381	1,442	1,176
Monetization	225	267	652	1,037
Total	$11,186	$4,028	$21,628	$16,046

Contract Balances

The Company performs its obligations under a contract with a customer by licensing access to software or providing services in exchange for consideration from the customer. The timing of the Company’s performance often differs from the timing of the customer’s payment, which results in the recognition of a receivable, a contract asset, or a contract liability. During the three and nine months ended September 30, 2022, we recognized $5.3 million of licensing revenue from our Houndify Edge solution, which we delivered to a customer during the three months ended September 30, 2022, related to minimum guarantee units to be utilized over the life of the contract and resulted in a corresponding increase in our Contract assets balance. The Company has not recorded any asset impairment charges related to contract assets during the periods presented in the condensed consolidated financial statements.

Revenue recognized included in the balances of the deferred revenue at the beginning of the reporting period during three and nine months ended September 30, 2022, was $2.0 million and $5.4 million, respectively, as compared to $2.3 million and $7.4 million for the three and nine months ended September 30, 2021, respectively.

As of September 30, 2022, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was $23.4 million. Given the applicable contract terms, $10.4 million is expected to be recognized as revenue within one year, $9.6 million is expected to be recognized between two to five years and the remainder of $3.4 million is expected to be recognized after five years. This amount does not include contracts to which the customer is not committed, contracts for which the Company recognizes revenue equal to the amount the Company has the right to invoice for services performed or future sales-based or usage-based royalty payments in exchange for access to the Company’s hosted services. This amount is subject to change due to future revaluations of variable consideration, terminations, other contract modifications or currency adjustments. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to scope, changes in timing of delivery of products and services or contract modifications.

The Company’s long-term contracts do not have significant financing components, as there is generally payment and performance in each year of the contract. If there is a period of one year or longer between the transfer of promised services and payment, it is generally for reasons other than financing and, thus, the Company does not adjust the transaction price for financing components.

The Company elected the practical expedient to not adjust promised amounts of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

3.      REVENUE RECOGNITION

Revenue Recognition

The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are generally recognized upon the transfer of control of promised products or services provided to customers, reflecting the amount of consideration the Company expects to receive for those products or services. The Company enters into contracts that can include various products or services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Company derives its revenue primarily from the following performance obligations: (1) hosted services, (2) professional services and (3) monetization. Revenue is reported net of applicable sales and use taxes that are passed through to customers.

The Company’s arrangements with customers may contain multiple obligations. Individual services are accounted for separately if they are distinct — that is, if a service is separately identifiable from other items in the contract and a customer can benefit from it in its own or with other resources that are readily available to the customer.

The Company has the following performance obligations in contracts with customers:

Hosted Services

Hosted services, along with non-distinct customization, integration, maintenance and support professional services, allow customers to access the Houndify platform over the contract period without taking possession of the software. The contract terms of hosted services range from one year to twenty years.

The Company has determined that the hosted services arrangements are a single performance obligation comprised of a series of distinct services, since each day of providing access to hosted services is substantially the same and the customer simultaneously receives and consumes the benefits as access is provided. These services are provided either on a usage basis (i.e., variable consideration) or on a fixed fee subscription basis. The Company recognizes revenue as each distinct service period is performed (i.e., recognized as incurred).

Hosted services generally include up-front services to develop and/or customize the Houndify application to each customer’s specification. Judgement is required to determine whether these professional services are distinct from the hosted services. In making this determination, factors such as the degree of integration, the customers’ ability to start using the software prior to customization, and the availability of these services from other independent vendors are considered.

In instances where the Company concluded that the up-front services are not distinct performance obligations, revenue for these activities is recognized over the period which the hosted services are provided and is included within hosted services revenue.

Professional Services

Revenue from distinct professional services, such as non-integrated development services, is either recognized over time based upon the progress towards completion of the project, or at a point in time at project completion. The Company assesses distinct professional services to determine whether the transfer of control is over-time or at a point in time. The Company considers three criteria in making their assessment including (1) the customer simultaneously receives and consumes the benefits; (2) the Company’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or (3) the Company’s performance does not create an asset with an alternative use to the entity and the entity has an enforceable right to payment for performance completed to date. If none of the criteria are met, revenue is determined to be recognized at a point in time.

For distinct professional services determined to be recognized over-time, measuring the stage of completion of a project requires significant judgement and estimates, including actual efforts spent in relation to estimated total costs and percentage of completion based on input and output measures. During the year ended December 31, 2021, $2,446 of professional service revenue was recognized over time, with the remaining $4,696 recognized at a point in time when the performance obligation was completed and control of the service was transferred to the customer. During the year ended December 31, 2020, $2,194 of professional service revenue was recognized over time, with the remaining $886 recognized at a point in time when the performance obligation was completed and control of the service was transferred to the customer.

Monetization

Monetization revenues are primarily derived from advertising payments associated with ad impressions placed on the SoundHound music identification application. The Company derives an immaterial amount of revenue from, sales commissions earned from song purchases facilitated by the SoundHound app and App store fees paid for ads-free downloads of the SoundHound music identification app. The amount of revenue is based on actual monetization generated or usage, which represent a variable consideration with constrained estimates. Therefore, the Company recognizes the related revenues at a point in time when advertisements are placed, when commissions are paid or when the SoundHound application is downloaded. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Company is acting as a principal or an agent in the transaction. The Company has determined that it does not act as the principal in monetization arrangements because it does not control the transfer of the service and it does not set the price. Based on these factors, the Company reports revenue on a net basis.

When a contract has multiple performance obligations, the transaction price is allocated to each performance obligation based on its relative estimated standalone selling price (“SSP”). Judgments are required to determine the SSP for each distinct performance obligation. SSP is determined by maximizing observable inputs from pricing of standalone sales, when possible. Since prices vary from customer to customer based on customer relationship, volume discount and contract type, in instances where the SSP is not directly observable, the Company estimates SSP by considering the following factors:

•        Costs of developing and supplying each performance obligation

•        Industry standards

•        Major product groupings

•        Gross margin objectives and pricing practices, such as contractually stated prices, discounts offered, and applicable price lists

These factors may vary over time, depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors considered change or should future facts and circumstances lead the Company to consider additional factors, the Company’s best estimate of SSP may also change.

For the years ended December 31, 2021 and 2020, revenues under each performance obligation were:

	December 31,
	2021	2020
Hosted services	$12,764	$8,563
Professional services	7,142	3,080
Monetization	1,291	1,374
Total	$21,197	$13,017

For the years ended December 31, 2021 and 2020, the disaggregated revenue by geographic location is as follows:

	December 31,
	2021	2020
Germany	$7,526	$3,339
United States	5,117	3,538
Japan	3,797	3,496
Korea	1,373	1,855
France	2,616	618
Other	768	171
Total	$21,197	$13,017

For the years ended December 31, 2021 and 2020, the disaggregated revenue by recognition pattern is as follows:

	December 31,
	2021	2020
Over time revenue	$15,210	$10,757
Point-in-time	5,987	2,260
Total	$21,197	$13,017

The Company also disaggregates revenue by service type. This disaggregation consists of Product Royalties, Service Subscriptions and Monetization. Product Royalties revenue is derived from Houndified Products, which are voice-enabled tangible products across the automotive and consumer electronics industries. Revenue from Product Royalties is based on volume, usage, or life of the products, which are driven by number of devices, users, or unit of time. Service Subscription revenue is generated through Houndified Services, which include customer services, food ordering, content, appointments, and voice commerce. Subscription revenue is derived from monthly fees based on usage-based revenue, revenue per query or revenue per user. Both Houndified Products and Houndified Services may include professional services that develop and customize the Houndify platform to fit customers’ specific needs. Revenue from Monetization is generated from the SoundHound music identification app and is primarily attributable to user ad impression revenue. For the years ended December 31, 2021 and 2020, the disaggregated revenue by service type is as follows:

	December 31,
	2021	2020
Product Royalties	$18,356	$10,372
Service Subscriptions	1,550	1,271
Monetization	1,291	1,374
Total	$21,197	$13,017

Contract Balances

The Company performs its obligations under a contract with a customer by licensing access to software or providing services in exchange for consideration from the customer. The timing of the Company’s performance often differs from the timing of the customer’s payment, which results in the recognition of a receivable, a contract asset or a contract liability.

As of December 31, 2021 and 2020, the Company had contract assets included in prepaid expenses and other current assets of $54 and $43, respectively, in the consolidated balance sheets. The Company did not record any asset impairment charges related to contract assets during the year ended December 31, 2021.

Revenue recognized for the years ended December 31, 2021 and 2020 that was included in the deferred revenues balances at the beginning of the reporting period was $14,945 and $7,503, respectively. The significant decrease in deferred revenue as of December 31, 2021 compared to the beginning of the reporting period is primarily due to recognition of $4,346 revenue related to a one-time contract modification to reduce the scope of the Company’s performance obligation, in addition to satisfying its servicing performance obligations for other contracts. As of December 31, 2021, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that were unsatisfied or partially unsatisfied was $31,323. Given the applicable contract terms, $8,034 is expected to be recognized as revenue within one year and $14,858 is expected to be recognized between two to five years, with the remainder of $8,431 recognized after five years. This amount does not include contracts to which the customer is not committed, contracts for which the Company recognizes revenue equal to the amount the Company has the right to invoice for services performed, or future sales-based or usage-based royalty payments in exchange for access to the Company’s hosted services. This amount is subject to change due to future revaluations of variable consideration, terminations, other contract modifications or currency adjustments. The estimated timing of the recognition of remaining unsatisfied performance obligations is subject to change and is affected by changes to scope, changes in timing of delivery of products and services, or contract modifications.

The Company’s long-term contracts do not have significant financing components, as there is generally payment and performance in each year of the contract. If there is a period of one year or longer between the transfer of promised services and payment, it is generally for reasons other than financing and, thus, the Company does not adjust the transaction price for financing components.

The Company elected the practical expedient to not adjust promised amounts of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.